Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 – Related Party Transactions

For the six months ended June 30, 2022:

Mitesco, Inc. (the “Company”) issued a 10% Promissory Note due June 30, 2022, dated December 30, 2021, to the Michael C. Howe Living Trust (the “Lender”). Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. The principal amount of the Note is $1,000,000, carries a 10% interest rate per annum, payable in monthly installments, and had a maturity date that is the earlier of (i) six months from the date of execution (on July 19, 2022 this date was extended to October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022) or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $850,000 and was funded on December 30, 2021. An original issue discount in the amount of $150,000 was recorded. The amount payable at maturity will be $1,000,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. At June 30, 2022, the principal balance of this note was $1,000,000; $116,507 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $33,493.

The Company issued a 10% Promissory Note due August 14, 2022, dated February 14, 2022 (the “Diamond Note 1”), to Lawrence Diamond (the “Lender”). Mr. Diamond is the Chief Executive Officer of the Company and a member of its Board of Directors. The principal amount of the Note is $175,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $148,750 and was funded on February 14, 2022. The amount payable at maturity will be $175,000 plus 10% of that amount plus accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition to the Note and Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share. These warrants have all of the same terms as those previously issued in conjunction with the Company’s Series C Preferred shares and its Series D Preferred shares. The warrants have an aggregate commitment date fair value of $2,914. At June 30, 2022, the principal balance of this note was $175,000; $20,877 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $5,373.

The Company issued a 10% Promissory Note due June 18, 2022 (the “Diamond Note 2”), dated March 18, 2022, to Lawrence Diamond (the “Lender”), which was subsequently amended. Lawrence Diamond is the Chief Executive Officer of the Company. The principal amount of the Diamond Note is $235,294, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000. The purchase price of the Diamond Note payable to the Company for the Diamond Note was $200,000 and was funded on March 18, 2022. The amount payable at maturity will be $235,294 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Diamond Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued 200,000 5-year warrants that may be exercised on substantially the same terms as the Series A warrant issued in connection with the Company’s Series D Convertible Preferred Stock. The warrants have an aggregate commitment date fair value of $2,213. All amounts due for The Diamond Note, with the exception of $23,529, was paid on April 8, 2022. $23,529 remained outstanding as of June 30, 2022.

On March 22, 2022, the Company issued 168,221 shares of common stock with a contract price of $0.25 per share or $42,055 and a grant date market value of $0.127 per share or $21,364 were issued to Larry Diamond, its Chief Executive Officer, as compensation for the waiver of certain covenants as set forth and defined in Diamond Note 1.

On April 27, 2022, the Company issued 96,471 shares of common stock with a contract price of $0.25 per share or $24,118 and a grant date market value of $0.16 or $15,434 to Larry Diamond, its Chief Executive Officer, as commitment shares as set forth and defined in Diamond Note 2. The Company also issued five-year warrants to purchase 92,942 shares of common stock at a price of $0.50 to Mr. Diamond pursuant to a promissory note.

On April 27, 2022, the Company issued a 10% Promissory Note due June 30, 2022 (the “Diamond Note 3”) to Lawrence Diamond (the “Lender”). Lawrence Diamond is the Chief Executive Officer of the Company. The principal amount of the Diamond Note 3 is $235,294, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) April 4, 2022 (on July 12, 2022 this date was extended to October 10, 2022 and on October 7, 2022 this date was extended to November 30, 2022) (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000. The purchase price of the Diamond Note 3 payable to the Company for the Diamond Note 3 was $200,000 and was funded on April 27, 2022. The amount payable at maturity will be $235,294 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Diamond Note 3, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note 3 contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note 3, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. At June 30, 2022, the principal balance of this note was $235,294; $13,858 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $21,436.

The Company issued a 10% Promissory Note due as described below (the “Diamond Note 4”), dated May 18, 2022, to Lawrence Diamond. The principal amount of the Diamond Note 4 is $47,059.00, carries a 10% interest rate per annum, payable in monthly installments, and had an initial maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000. On August 3, 2022, the maturity date was amended to (i) October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022  or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market. The purchase price of the Diamond Note 4 payable to us for the Diamond Note 4 was $40,000 and was funded on May 18, 2022. The amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Diamond Note 4, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note 4 contains a “most favored nations” clause that provides that, so long as the Diamond Note 4 is outstanding, if we issue any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note 4, we shall notify Mr. Diamond of such term, and such term, at the option of Mr. Diamond, shall become a part of the Note. In addition, Mr. Diamond will be issued (1) 19,294 five-year warrants (the “May 18 Diamond Warrants”) that may be exercised on substantially the same terms as the Series A warrant issued in connection with our Series D Convertible Preferred Stock and (2) 19,294 shares of Common Stock as commitment shares. At June 30, 2022, the principal balance of this note was $47,059; $1,862 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $5,197.

On May 23, 2022, the Company issued a 10% Promissory Note due as described below (the “Finnegan Note 1”) to Jessica Finnegan.  The principal amount of the Finnegan Note 1 is $47,059, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000. The purchase price of the Finnegan Note 1 was $40,000 resulting in an original issue discount of $7,059 and was funded on May 18, 2022. The amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest, resulting in a premium and related discount in the amount of $4,706. Following an event of default, as defined in the Finnegan Note 1, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Finnegan Note 1 contains a “most favored nations” clause that provides that, so long as the Finnegan Note 1 is outstanding, if we issue any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Finnegan Note 1, we shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Note. In addition, Ms. Finnegan will be issued (1) 19,295 five-year warrants with a fair value of $2,000 (the “May 18 Finnegan Warrants”) that may be exercised on substantially the same terms as the Series A warrant issued in connection with our Series D Convertible Preferred Stock and (2) 19,295 shares of Common Stock with a value of $3,240 as commitment shares; these amounts were charged to discount on the note, resulting in a total discount on this note in the amount of $17,005. At June 30, 2022, the principal balance of this note was $47,059; $3,843 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discounts at June 30, 2022 were $13,162.

The Company issued five 10% Promissory Notes due as described below (collectively, the “May 26 Notes”), dated May 26, 2022, to Larry Diamond, Jenny Lindstrom, and other related parties (the “May 26 Lenders”), in respect of which we received proceeds of $175,000. Jenny Lindstrom is the Chief Legal Officer of the Company.

The May 26 Notes carry a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) the date on which we successfully lists our shares of common stock on Nasdaq or NYSE. The aggregate amount payable at maturity will be $205,883 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the May 26 Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The May 26 Notes contain a “most favored nations” clause that provides that, so long as the May 26 Notes are outstanding, if we issue any new security, which the May 26 Lenders reasonably believe contains a term that is more favorable than those in the May 26 Notes, we shall notify the May 26 Lenders of such term, and such term, at the option of the May 26 Lenders, shall become a part of the May 26 Notes. In addition, the May 26 Lenders will be issued in the aggregate (1) 84,412 five-year warrants (the “May 26 Warrants”) and (2) 84,412 shares of Common Stock as commitment shares. The May 26 Warrants have an initial exercise price of $0.50 per share. The May 26 Warrants are not exercisable for six months following their issuance. The May 26 Lenders may exercise the May 26 Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the May 26 Warrants are not then registered pursuant to an effective registration statement. At June 30, 2022, the principal balance of these notes were $205,883; $6,631 of the original issue discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discounts at June 30, 2022 were $24,252.

The Company issued a 10% Promissory Note due as described below ( the “Howe Note”), dated June 9, 2022, to Michael C. Howe Living Trust and in respect of which we received proceeds of $255,000. Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of the Company’s subsidiaries.

The Howe Note carries a 10% interest rate per annum, payable in monthly installments. The Howe Note has a maturity date that is the earlier of (i) October 10, 2022, and on October 10, 2022 this date was extended to November 30, 2022 or (ii) the date on which we successfully list our shares of common stock on Nasdaq or NYSE. The amount payable at maturity will be $300,000 plus 10% of that amount plus any accrued and unpaid interest. In addition, the Company issued (1) 123,000 five-year warrants with a fair value of $21,500 and (2) 123,000 shares of Common Stock with a market value of $44,000 as commitment shares. The Warrants have an initial exercise price of $0.50 per share and are not exercisable for six months following their issuance. At June 30, 2022, the principal balance of this note was $300,000; $5,798 of the original issue discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 were $39,202.

On June 13, 2022, the Company issued 200,000 ten-year options with an exercise price of $0.25 and a fair value of $23,316 to Tom Brodmerkel, its Chairman, to the position of Chief Financial Officer.

Note 5 – Related Party Transactions

For the year ended December 31, 2021:

On July 21, 2021, the Company issued a total of 3,000,000 stock option awards to the Company’s executive officers: 1,500,000 to its Chief Executive Officer, 750,000 to its Chief Financial Officer and 750,000 to its Chief Legal Officer. The options will expire on the ten-year anniversary of the grant date and will vest following the Company’s achievement of a total of $30 million of revenues over four consecutive quarters, as recorded under accepted accounting principles of the United States of America. The options have a strike price of $0.25 the amount was based on the price of the lowest investment amount offered to outside investors in 2021 and is higher than the closing price on the date they were granted.

On August 26, 2021, the Company issued 312,800 restricted shares of the Company’s common stock priced at $0.25, vesting immediately, in lieu of $78,200 of cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

On December 30, 2021, the Company issued a 10% Promissory Note due June 30, 2022 to the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. See Note 8.

During the year ended December 31, 2021, the Company accrued dividends on its Series X Preferred Stock in the total amount of $61,818. Of this amount, a total of $7,890 was payable to officers and directors, $30,827 was payable to a related party shareholder, and $23,101 was payable to non-related parties.

For the year ended December 31, 2020:

On February 27, 2020, the Company agreed to issue 1,000,000 ten-year options to its two non-management directors (a total of 2,000,000 options). These options have a fair value at issuance of $39,162 per director (a total of $78,324), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10).

On March 2, 2020, the Company agreed to issue 1,500,000 ten-year options to each of its Chief Executive Officer, its President, and a consultant (a total of 4,500,000 options). These options had a fair value at issuance of $58,743 per individual (a total of $176,229), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. Julie R. Smith, the Company’s former President, Chief Operating Officer, and a Board member resigned effective June 30, 2020; the 1,500,000 options that the Company agreed to issue to Ms. Smith were cancelled; a total of $1,632 was charged to operations representing the fair value of these options through Ms. Smith’s resignation date. On December 14, 2020, the exercise price of the 1,500,000 options granted to each of its Chief Executive Officer and a consultant was changed to $0.03 per share reflecting the market price at the time (see note 10).

On June 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $28,460, an exercise price of $0.03 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model.

On August 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $56,037, an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10). During the year ended December 31, 2020, the amount of $56,067 was charged to operations in connection these options.

On December 28, 2020, the Company agreed to issue 100,000 options with a fair value of $2,465 to each to its four non-management directors (a total of 400,000 options with a fair value of $9,860). These options have an exercise price of $0.03 per share and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $2,465 was charged to operations in connection with each of these options grants (a total of $9,860 for 400,000 options).

On December 28, 2020, the Company agreed to issue 1,000,000 options with a fair value of $24,645 to each to Chief Executive Officer and to a consultant (a total of 2,000,000 options with a fair value of $49,290). These options have an exercise price of $0.03 per share, and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $24,645 was charged to operations in connection with each of these options grants (a total of $49,290 for 2,000,000 options).

During the year ended December 31, 2020, the Company charged the amount of $67,623 to operations in connection with the vesting of restricted common stock as follows: $15,856 for shares issued to management; $32,614 for shares issued to Board members; and $7,135 related to shares issued to an employee. Julie R. Smith, our former President, Chief Operating Officer, and a Board member, resigned effective June 30, 2020; at the time of her resignation, a total of 1,000,000 shares of the Company’s common stock issued to Ms. Smith for compensation as a Board member were vested, and remain outstanding; an additional 250,000 shares of common stock issued to Ms. Smith for compensation as an officer were vested, and also remain outstanding; 750,000 shares of common stock to be issued to Ms. Smith for compensation as an officer had not vested, and these shares were cancelled. A total of $11,909 was charged to operations for the vesting of shares issued to Ms. Smith.

During the year ended December 31, 2020, the Company accrued dividends on its Series X Preferred Stock in the total amount of $65,568. Of this amount, a total of $8,000 was payable to officers and directors, $31,258 was payable to a related party shareholder, and $26,310 was payable to non-related parties.

On December 31, 2020, the Company issued 2,151,204 shares of common stock as payment for dividends accrued on its Series X Preferred Stock in the amount of $65,568. Of this amount, a total of 262,478 shares in the amount of $8,000 were issued to officers and directors; 1,025,514 shares in the amount of $31,528 were issued to a consultant; and 863,212 shares in the amount of $26,310 were issued to non-related parties.

On December 31, 2019, the Company issued a total of 26,227 shares of Series X Preferred Stock in settlement of various liabilities. All of the entities who received these shares were related parties, either because they were officer and or directors, or because the voting rights attached to these shares created a related party relationship.

As of December 31, 2021, the shares of Series X Preferred Stock issued and outstanding is as follows:

	Type of
Name	Liability	# shares

Ronald Riewold, Director	Deferred Compensation	1,200
Larry Diamond, Director, and CEO	Deferred Compensation	2,000
James Crone, ex-Officer, and Director	Deferred Compensation	2,884
Louis Deluca, ex-Officer, and Director	Deferred Compensation	2,400
Irish Italian Retirement Fund	Consulting services, notes payable	12,503
Frank Lightmas	Legal fees	3,240
Total		24,227